SCHEDULE OF INVESTMENTS
Ivy Corporate Bond Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5-26-22	$1,750	$1,784
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	3,421	3,574
American Airlines Class A Pass Through Certificates, Series 2016-2, 3.650%, 6-15-28	1,754	1,789
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6-15-28	2,631	2,651
American Airlines Class AA Pass Through Certificates, Series 2017-2, 3.350%, 10-15-29	946	955
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1, 3.575%, 1-15-28	3,522	3,650
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1, 3.650%, 2-15-29	450	466
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7-9-21 (A)	3,500	3,506
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	4,685	4,704

TOTAL ASSET-BACKED SECURITIES – 2.5%		$23,079

(Cost: $22,616)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 1.7%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.464%, 7-23-22	2,000	2,101

Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1-15-22	5,000	4,936
3.900%, 3-1-38	1,000	1,054
4.600%, 10-15-38	5,000	5,720
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.950%, 1-15-25	1,865	1,970

		15,781

Integrated Telecommunication Services – 1.9%
AT&T, Inc.:
3.600%, 2-17-23	4,000	4,150
2.950%, 7-15-26	4,500	4,467
3.800%, 2-15-27	500	519
Verizon Communcations, Inc., 4.329%, 9-21-28	2,500	2,765
Verizon Communications, Inc.:
5.250%, 3-16-37	2,250	2,689
4.812%, 3-15-39	2,797	3,218

		17,808

Interactive Home Entertainment – 0.9%
Activision Blizzard, Inc.:
2.300%, 9-15-21	4,000	3,991
2.600%, 6-15-22	3,000	3,025
3.400%, 6-15-27	1,000	1,008

		8,024

Movies & Entertainment – 0.4%
Walt Disney Co. (The):
4.125%, 12-1-41	2,000	2,219
4.125%, 6-1-44	1,000	1,136

		3,355

Publishing – 0.3%
Thomson Reuters Corp., 3.350%, 5-15-26	3,000	3,011

Wireless Telecommunication Service – 1.6%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	2,000	2,022
3.663%, 5-15-25(A)	5,120	5,313
4.241%, 7-15-28(A)	2,500	2,686
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	5,063	5,063

		15,084

Total Communication Services - 6.8%		63,063

Consumer Discretionary
Auto Parts & Equipment – 0.3%
Lear Corp., 3.800%, 9-15-27	3,000	2,968

Automobile Manufacturers – 0.2%
General Motors Co., 5.000%, 10-1-28	1,750	1,838

Education Services – 0.5%
President and Fellows of Harvard College, 3.150%, 7-15-46	3,000	2,934
University of Southern California, 3.028%, 10-1-39	2,000	1,962

		4,896

Footwear – 0.9%
NIKE, Inc., 3.875%, 11-1-45	8,000	8,609

Home Improvement Retail – 0.6%
Home Depot, Inc. (The), 4.200%, 4-1-43	4,700	5,219

Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc., 4.800%, 12-5-34	5,470	6,708

Restaurants – 0.4%
Starbucks Corp., 3.550%, 8-15-29	3,000	3,138

Total Consumer Discretionary - 3.6%		33,376

Consumer Staples
Agricultural Products – 0.1%
Archer Daniels Midland Co., 3.375%, 3-15-22	1,000	1,034

Brewers – 1.4%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	9,500	10,447
Molson Coors Brewing Co., 2.250%, 3-15-20	2,500	2,494

		12,941

Distillers & Vintners – 0.2%
Constellation Brands, Inc.:
2.650%, 11-7-22	1,000	1,003
4.500%, 5-9-47	500	521

		1,524

Drug Retail – 0.4%
CVS Health Corp., 4.100%, 3-25-25	4,000	4,216

Hypermarkets & Super Centers – 0.6%
Walmart, Inc., 3.700%, 6-26-28	5,000	5,458

Packaged Foods & Meats – 2.0%
Mars, Inc.:
3.200%, 4-1-30(A)	3,000	3,115
3.875%, 4-1-39(A)	4,375	4,628
Nestle Holdings, Inc., 3.900%, 9-24-38(A)	5,500	6,009
Smithfield Foods, Inc.:
2.650%, 10-3-21(A)	3,000	2,956
3.350%, 2-1-22(A)	2,000	1,995

		18,703

Soft Drinks – 1.3%
Coca-Cola Co. (The), 1.550%, 9-1-21	3,500	3,463
PepsiCo, Inc.:
1.700%, 10-6-21	4,000	3,967
3.450%, 10-6-46	4,500	4,621

		12,051

Tobacco – 0.7%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 3.490%, 2-14-22	3,380	3,475

Philip Morris International, Inc., 2.875%, 5-1-24	3,100	3,146

		6,621

Total Consumer Staples - 6.7%		62,548

Energy
Oil & Gas Equipment & Services – 0.6%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 3.337%, 12-15-27	2,000	2,013
Halliburton Co., 5.000%, 11-15-45	3,000	3,269

		5,282

Oil & Gas Exploration & Production – 1.7%
BP Capital Markets plc (GTD by BP plc), 3.216%, 11-28-23	5,000	5,156
Canadian Natural Resources Ltd., 3.850%, 6-1-27	7,250	7,527
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11-15-34	1,193	1,281
EQT Corp., 3.000%, 10-1-22	1,500	1,488

		15,452

Oil & Gas Refining & Marketing – 0.1%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 3.121%, 2-26-21(B)	1,000	1,000

Oil & Gas Storage & Transportation – 5.5%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	3,090	3,158
Colonial Pipeline Co., 4.250%, 4-15-48(A)	2,000	2,151
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	6,000	6,202
Enbridge, Inc., 2.900%, 7-15-22	500	507
Energy Transfer Partners L.P.:
4.950%, 6-15-28	2,750	3,005
4.900%, 3-15-35	750	755
EQT Midstream Partners L.P., 4.750%, 7-15-23	2,500	2,591
Midwest Connector Capital Co. LLC, 3.900%, 4-1-24(A)	2,200	2,289
Plains All American Pipeline L.P. and PAA Finance Corp., 3.600%, 11-1-24	4,469	4,530
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	5,000	5,328
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	1,500	1,575
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	2,551	2,625
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	3,000	3,641
TransCanada Corp., 5.100%, 3-15-49	4,500	5,208
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	2,000	2,120
Williams Partners L.P.:
3.750%, 6-15-27	4,000	4,133
4.850%, 3-1-48	1,500	1,603

		51,421

Total Energy - 7.9%		73,155

Financials
Asset Management & Custody Banks – 1.2%
Ares Capital Corp.:
3.875%, 1-15-20	635	638
4.250%, 3-1-25	2,500	2,530
BlackRock, Inc., 3.250%, 4-30-29	3,100	3,246
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.850%, 3-29-29	4,500	4,919

		11,333

Consumer Finance – 1.9%
Capital One Financial Corp., 4.200%, 10-29-25	3,500	3,675
Ford Motor Credit Co. LLC:
2.425%, 6-12-20	5,000	4,981
5.875%, 8-2-21	2,500	2,635
2.979%, 8-3-22	2,000	1,978
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.200%, 7-6-21	4,500	4,538

		17,807

Diversified Banks – 10.4%
Australia and New Zealand Banking Group Ltd., 2.125%, 8-19-20	4,000	3,992
Banco Santander S.A., 3.500%, 4-11-22	2,500	2,564
Bank of America Corp.:
2.503%, 10-21-22	2,000	2,004
4.200%, 8-26-24	6,000	6,379
4.244%, 4-24-38	3,000	3,268
6.300%, 12-29-49(C)	2,000	2,232
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 3.335%, 2-5-26(B)	1,000	986
Bank of New York Mellon Corp. (The):
2.500%, 4-15-21	2,000	2,011
2.200%, 8-16-23	4,000	3,977
Barclays plc, 3.684%, 1-10-23	2,000	2,026
BB&T Corp.:
2.050%, 5-10-21	5,500	5,470
2.750%, 4-1-22	3,000	3,035
Citizens Bank N.A., 3.250%, 2-14-22	1,750	1,783
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)	3,500	3,477
Danske Bank A.S., 2.700%, 3-2-22(A)	2,000	2,004
Fifth Third Bank N.A., 2.250%, 6-14-21	2,500	2,499
HSBC Holdings plc, 3.803%, 3-11-25	4,750	4,947
Huntington Bancshares, Inc., 2.300%, 1-14-22	1,500	1,499
ING Groep N.V., 3.550%, 4-9-24	2,425	2,507
KeyBank N.A., 3.300%, 2-1-22	1,250	1,282
Mitsubishi UFJ Financial Group, Inc., 2.190%, 9-13-21	6,500	6,464
Mizuho Financial Group, Inc., 2.953%, 2-28-22	4,000	4,045
Royal Bank of Canada:
2.350%, 10-30-20	4,000	4,008
2.500%, 1-19-21	4,000	4,016

Toronto-Dominion Bank, 3.250%, 3-11-24	3,125	3,237
U.S. Bancorp, 3.375%, 2-5-24	4,000	4,173
U.S. Bank N.A., 3.450%, 11-16-21	3,000	3,080
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	995
3.069%, 1-24-23	500	507
4.750%, 12-7-46	1,500	1,707
Westpac Banking Corp.:
2.150%, 3-6-20	2,500	2,498
2.000%, 8-19-21	4,000	3,977

		96,649

Financial Exchanges & Data – 0.5%
Intercontinental Exchange, Inc., 4.250%, 9-21-48	4,250	4,764

Insurance Brokers – 0.4%
Marsh & McLennan Cos., Inc., 3.500%, 12-29-20	4,000	4,066

Investment Banking & Brokerage – 3.3%
Cantor Fitzgerald L.P., 4.875%, 5-1-24(A)	1,375	1,418
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12-10-20	1,500	1,512
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	4,000	4,056
Goldman Sachs Group, Inc. (The):
2.350%, 11-15-21	3,000	2,994
2.905%, 7-24-23	1,000	1,009
3.272%, 9-29-25	1,500	1,534
3.750%, 2-25-26	1,000	1,043
3.500%, 11-16-26	1,000	1,025
4.017%, 10-31-38	6,000	6,177
Morgan Stanley:
4.875%, 11-1-22	2,000	2,141
3.875%, 1-27-26	7,000	7,438

		30,347

Life & Health Insurance – 4.0%
Aflac, Inc., 4.750%, 1-15-49	4,750	5,610
Athene Holding Ltd., 4.125%, 1-12-28	3,000	3,023
Metropolitan Life Insurance Co., 3.450%, 10-9-21(A)	2,000	2,046
New York Life Global Funding:
2.000%, 4-13-21(A)	2,500	2,491
2.300%, 6-10-22(A)	3,000	3,005
2.900%, 1-17-24(A)	1,500	1,535
2.350%, 7-14-26(A)	3,000	2,945
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	3,083
Principal Life Global Funding II:
2.625%, 11-19-20(A)	3,500	3,515
3.000%, 4-18-26(A)	4,000	4,054
Protective Life Global Funding, 2.262%, 4-8-20(A)	2,500	2,496
Sumitomo Life Insurance Co., 4.000%, 9-14-77(A)	3,000	3,037

		36,840

Other Diversified Financial Services – 3.5%
Citigroup, Inc.:
2.700%, 3-30-21	4,000	4,019
3.500%, 5-15-23	1,000	1,032
4.450%, 9-29-27	1,500	1,616
3.980%, 3-20-30	4,125	4,408

Fidelity National Information Services, Inc., 3.750%, 5-21-29	1,225	1,301
JPMorgan Chase & Co.:
2.295%, 8-15-21	5,000	4,999
2.700%, 5-18-23	6,000	6,059
3.220%, 3-1-25	5,000	5,141
3.625%, 12-1-27	3,500	3,605

		32,180

Property & Casualty Insurance – 0.9%
Aon Corp. (GTD by Aon plc), 3.750%, 5-2-29	5,000	5,214
Berkshire Hathaway, Inc., 2.750%, 3-15-23	3,000	3,047

		8,261

Regional Banks – 1.9%
First Republic Bank, 2.500%, 6-6-22	5,000	5,004
PNC Bank N.A.:
2.450%, 11-5-20	736	738
2.150%, 4-29-21	4,000	3,991
PNC Financial Services Group, Inc. (The), 3.450%, 4-23-29	3,000	3,157
SunTrust Banks, Inc., 3.200%, 4-1-24	4,500	4,640

		17,530

Reinsurance – 0.3%
Reinsurance Group of America, Inc., 3.900%, 5-15-29	2,800	2,905

Specialized Finance – 0.8%
Dell International LLC and EMC Corp., 5.450%, 6-15-23(A)	1,000	1,078
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21(A)	2,000	2,060
8.100%, 7-15-36(A)	2,500	3,066
John Deere Capital Corp., 3.200%, 1-10-22	1,500	1,540

		7,744

Total Financials - 29.1%		270,426

Health Care
Biotechnology – 0.7%
Amgen, Inc.:
2.200%, 5-11-20	3,500	3,494
4.950%, 10-1-41	3,000	3,385

		6,879

Health Care Distributors – 0.3%
McKesson Corp., 3.650%, 11-30-20	2,500	2,540

Health Care Equipment – 0.4%
Boston Scientific Corp., 4.550%, 3-1-39	3,125	3,449

Health Care Facilities – 0.3%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.125%, 6-15-29	2,825	2,891

Health Care Services – 0.3%
Cigna Corp., 4.375%, 10-15-28(A)	2,750	2,966

Health Care Supplies – 1.8%
Abbott Laboratories, 4.750%, 11-30-36	5,000	5,926
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc), 4.375%, 3-15-35	4,288	4,934

Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9-23-21	6,000	5,987

		16,847

Managed Health Care – 1.1%
Halfmoon Parent, Inc., 3.400%, 9-17-21(A)	4,500	4,586
Humana, Inc., 2.900%, 12-15-22	2,000	2,028
UnitedHealth Group, Inc., 3.500%, 2-15-24	3,500	3,667

		10,281

Pharmaceuticals – 3.5%
Bayer U.S. Finance II LLC, 4.375%, 12-15-28(A)	5,000	5,268
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	500	503
Bristol-Myers Squibb Co.:
2.900%, 7-26-24(A)	3,125	3,194
3.400%, 7-26-29(A)	1,360	1,422
Eli Lilly and Co., 3.875%, 3-15-39	3,500	3,794
Merck & Co., Inc., 3.900%, 3-7-39	4,250	4,651
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3-15-21	2,000	1,994
Pfizer, Inc., 3.900%, 3-15-39	4,500	4,847
Zoetis, Inc., 3.900%, 8-20-28	6,500	6,923

		32,596

Total Health Care - 8.4%		78,449

Industrials
Aerospace & Defense – 3.4%
BAE Systems Holdings, Inc.:
3.800%, 10-7-24(A)	5,000	5,231
3.850%, 12-15-25(A)	4,800	5,014
4.750%, 10-7-44(A)	2,000	2,216
Boeing Co. (The), 1.650%, 10-30-20	2,500	2,481
General Dynamics Corp., 1.875%, 8-15-23	5,000	4,947
Huntington Ingalls Industries, Inc., 3.483%, 12-1-27	2,750	2,793
Northrop Grumman Corp., 3.200%, 2-1-27	5,000	5,128
Rockwell Collins, Inc., 2.800%, 3-15-22	3,500	3,536

		31,346

Air Freight & Logistics – 0.3%
FedEx Corp., 4.750%, 11-15-45	3,000	3,138

Airlines – 1.0%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	2,000	2,014
Aviation Capital Group LLC, 3.500%, 11-1-27(A)	1,500	1,500
Sydney Airport Finance, 3.625%, 4-28-26(A)	6,000	6,153

		9,667

Environmental & Facilities Services – 1.1%
Waste Connections, Inc., 3.500%, 5-1-29	6,000	6,243
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5-15-23	4,000	4,012

		10,255

Industrial Conglomerates – 1.7%
General Electric Capital Corp.:
6.000%, 8-7-19	1,432	1,437
2.342%, 11-15-20	7,787	7,748
General Electric Co., 2.700%, 10-9-22	2,000	1,997
Ingersoll-Rand Luxembourg Finance S.A., 3.800%, 3-21-29	4,260	4,468

		15,650

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	2,000	2,314

Research & Consulting Services – 0.4%
RELX Capital, Inc. (GTD by RELX plc), 4.000%, 3-18-29	3,125	3,300

Trucking – 0.4%
J.B. Hunt Transport Services, Inc. (GTD by J.B. Hunt Transport, Inc.), 3.875%, 3-1-26	3,125	3,270

Total Industrials - 8.5%		78,940

Information Technology
Application Software – 0.2%
NXP Semiconductors N.V., NXP B.V. and NXP Funding LLC, 4.300%, 6-18-29(A)	1,575	1,624

Communications Equipment – 0.9%
L-3 Communications Corp., 3.850%, 12-15-26	4,000	4,185
Motorola Solutions, Inc., 4.600%, 5-23-29	3,925	4,126

		8,311

Data Processing & Outsourced Services – 1.3%
Fiserv, Inc., 3.500%, 7-1-29	4,075	4,179
Visa, Inc.:
2.800%, 12-14-22	4,000	4,094
4.150%, 12-14-35	3,000	3,450

		11,723

Electronic Components – 0.7%
Maxim Integrated Products, Inc., 3.450%, 6-15-27	6,500	6,544

Electronic Equipment & Instruments – 0.4%
Keysight Technologies, Inc., 4.600%, 4-6-27	3,500	3,741

IT Consulting & Other Services – 0.5%
International Business Machines Corp., 3.000%, 5-15-24	4,375	4,493

Semiconductor Equipment – 0.3%
Lam Research Corp., 3.750%, 3-15-26	3,125	3,280

Semiconductors – 2.0%
Intel Corp.:
3.100%, 7-29-22	4,000	4,123
4.100%, 5-19-46	6,000	6,601
QUALCOMM, Inc., 4.650%, 5-20-35	3,000	3,347
Texas Instruments, Inc., 3.875%, 3-15-39	4,500	4,890

		18,961

Systems Software – 1.6%
CA, Inc., 5.375%, 12-1-19	6,195	6,250

Microsoft Corp.:
2.650%, 11-3-22	3,000	3,065
3.500%, 2-12-35	5,500	5,854

		15,169

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.:
2.400%, 5-3-23	1,000	1,010
3.200%, 5-11-27	3,350	3,491
4.500%, 2-23-36	3,000	3,523

		8,024

Total Information Technology - 8.8%		81,870

Materials
Specialty Chemicals – 0.4%
Methanex Corp., 5.250%, 3-1-22	3,500	3,645

Total Materials - 0.4%		3,645

Real Estate
Health Care REITs – 0.2%
Senior Housing Properties Trust, 4.750%, 2-15-28	2,000	1,941

Hotel & Resort REITs – 0.3%
Hospitality Properties Trust, 3.950%, 1-15-28	2,500	2,355

Industrial REITs – 0.6%
Aircastle Ltd., 5.500%, 2-15-22	4,909	5,202

Specialized REITs – 2.3%
American Tower Corp.:
3.070%, 3-15-23(A)	3,000	3,048
3.125%, 1-15-27	4,750	4,710
American Tower Trust I, 3.652%, 3-23-28(A)	2,000	2,091
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	2,986
5.250%, 1-15-23	844	918
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	2,125	2,266
Public Storage, Inc., 3.385%, 5-1-29	2,500	2,611
Ventas Realty L.P. (GTD by Ventas, Inc.), 2.650%, 1-15-25	3,125	3,109

		21,739

Total Real Estate - 3.4%		31,237

Utilities
Electric Utilities – 4.7%
AEP Transmission Co. LLC, 4.250%, 9-15-48	2,000	2,192
Appalachian Power Co., Series W, 4.450%, 6-1-45	1,000	1,096
CenterPoint Energy, Inc., 4.250%, 11-1-28	4,500	4,861
Commonwealth Edison Co., 3.650%, 6-15-46	2,500	2,537
Consumers Energy Co., 4.350%, 4-15-49	2,500	2,892
Duke Energy Carolinas LLC:
4.300%, 6-15-20	3,250	3,312
3.750%, 6-1-45	3,875	3,978
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,000	1,011
Entergy Arkansas, Inc., 4.000%, 6-1-28	2,650	2,822
Florida Power & Light Co., 3.990%, 3-1-49	3,125	3,424
Kansas City Power & Light Co., 4.200%, 3-15-48	1,000	1,094

MidAmerican Energy Co., 3.950%, 8-1-47	1,000	1,079
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	3,000	3,424
Southern California Edison Co., 4.125%, 3-1-48	5,000	5,035
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,500	1,726
Wisconsin Electric Power Co.:
4.250%, 6-1-44	750	805
4.300%, 10-15-48	1,750	1,924

		43,212

Gas Utilities – 0.3%
Southern California Gas Co., 4.300%, 1-15-49	2,500	2,754

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp., 4.350%, 5-1-33	3,750	4,132

Multi-Utilities – 0.8%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	2,500	2,768
Berkshire Hathaway Energy Co., 2.800%, 1-15-23	500	510
Dominion Resources, Inc., 2.750%, 1-15-22	1,000	1,007
Public Service Electric and Gas Co., 2.250%, 9-15-26	3,500	3,396

		7,681

Water Utilities – 0.4%
American Water Capital Corp., 4.150%, 6-1-49	3,500	3,780

Total Utilities - 6.6%		61,559

TOTAL CORPORATE DEBT SECURITIES – 90.2%		$838,268

(Cost: $801,281)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.2%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index), 4.411%, 3-25-35(B)	2,258	1,725
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index), 4.617%, 2-25-34(B)	31	—	*

		1,725

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,725

(Cost: $2,279)

MUNICIPAL BONDS - TAXABLE
New York – 0.8%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8-1-26	3,000	2,989

NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	3,532	4,786

		7,775

Ohio – 0.6%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	5,500	6,005

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds), 4.750%, 7-15-22	3,075	3,150

TOTAL MUNICIPAL BONDS - TAXABLE – 1.7%		$16,930

(Cost: $15,189)

OTHER GOVERNMENT SECURITIES(D)
Canada - 1.3%
Province de Quebec, 7.140%, 2-27-26	9,365	11,829

South Korea - 0.2%
Korea Development Bank, 3.000%, 3-19-22	1,875	1,906

TOTAL OTHER GOVERNMENT SECURITIES – 1.5%		$13,735

(Cost: $11,390)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 1.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 2.790%, 6-25-22	2,000	2,039
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 4.479%, 12-25-44(A)(B)	10,760	11,245

		13,284

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$13,284

(Cost: $13,306)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 0.0%
U.S. Treasury Bonds, 3.000%, 11-15-44	210	229
U.S. Treasury Notes, 2.000%, 8-15-25	19	19

		248

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.0%		$248

(Cost: $248)

SHORT-TERM SECURITIES
Commercial Paper(E) - 0.8%
UnitedHealth Group, Inc., 2.481%, 7-3-19	3,000	2,999

Wisconsin Gas LLC, 2.920%, 7-18-19	4,000	3,994

		6,993

Master Note - 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(F)	4,458	4,458

United States Government Agency Obligations - 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.350%, 7-7-19(F)	7,778	7,778

TOTAL SHORT-TERM SECURITIES – 2.1%		$19,229

(Cost: $19,231)

TOTAL INVESTMENT SECURITIES – 99.6%		$926,498

(Cost: $885,540)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,637

NET ASSETS – 100.0%		$930,135

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $165,064 or 17.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	All or a portion of securities with an aggregate value of $892 are on loan.
(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(E)	Rate shown is the yield to maturity at June 30, 2019.
(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$23,079	$—
Corporate Debt Securities	—	838,268	—
Mortgage-Backed Securities	—	1,725	—
Municipal Bonds	—	16,930	—
Other Government Securities	—	13,735	—
United States Government Agency Obligations	—	13,284	—
United States Government Obligations	—	248	—
Short-Term Securities	—	19,229	—

Total	$—	$926,498	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$885,540

Gross unrealized appreciation	42,522
Gross unrealized depreciation	(1,564)

Net unrealized appreciation	$40,958